Expense Example (Invesco Van Kampen V.I. Capital Growth Fund, Series II shares, Invesco Van Kampen V.I. Capital Growth Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Capital Growth Fund | Series II shares, Invesco Van Kampen V.I. Capital Growth Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 111
3 Years	387
5 Years	684
10 Years	$ 1,529